Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus			¥ 52,188		¥ 36,632
Other taxes and surcharge payable			37,166		36,448
Down payments collected on behalf of secondary property sellers			4,727		301
Amounts due to franchisees			22,430		14,278
Amounts due to third party under collaborative agreements			14,050		0
Amounts due to equity method investees under collaborative agreements			34,714		0
Professional service fee			7,541		10,550
Others			252,654		240,417
Accrued expenses and other payables	$ 48,641		425,470		338,626
Payable to equity method investees for direct transactions with property developers					0
Deposits with real estate developers					¥ 0
Revenue	$ 517,027	¥ 3,599,436	2,282,216	¥ 1,798,521
Maximum
Accrued expenses and other payables
Withdrawal penalty	10.00%				10.00%
Base commission from transactions
Accrued expenses and other payables
Revenue		3,454,957	2,034,115	1,652,032
Base commission from transactions | Sales Commitment Arrangements [Member]
Accrued expenses and other payables
Revenue		166,265	182,358
Base commission from transactions | Self-Commitment or Non-Group Collaborative Agreements
Accrued expenses and other payables
Revenue		191,849	260,235
Innovation initiatives and other value-added services
Accrued expenses and other payables
Revenue		144,479	248,101	¥ 146,489
Sales Incentive | Sales Commitment Arrangements [Member]
Accrued expenses and other payables
Revenue		25,584	164,621
Sales Incentive | Self-Commitment or Non-Group Collaborative Agreements
Accrued expenses and other payables
Revenues shared with fund providers (including the Group's equity method investees)		¥ 76,525	¥ 55,081